Document and Entity Information	6 Months Ended
Jun. 30, 2023
Document Information
Document Type	6-K/A
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	SHL TELEMEDICINE LTD
Entity Central Index Key	0001166834
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Amendment Flag	true
Amendment Description	Amendment No. 1